Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and Cash Equivalents	$ 781	$ 610
Accounts Receivable and Accrued Revenues	1,238	1,830
Income Tax Receivable		68
Inventories	1,013	1,389
Risk Management	163	63
Assets Held for Sale	0	1,048
Total Current Assets	3,195	5,008
Exploration and Evaluation Assets	785	3,673
Property, Plant and Equipment, Net	28,698	29,596
Income Tax Receivable	160	311
Risk Management		2
Other Assets	64	71
Goodwill	2,272	2,272
Total Assets	35,174	40,933
Current Liabilities
Accounts Payable and Accrued Liabilities	1,833	2,627
Current Portion of Long-Term Debt	682
Contingent Payment	15	38
Onerous Contract Provisions	50	8
Income Tax Payable	17	129
Risk Management	3	1,031
Liabilities Related to Assets Held for Sale		603
Total Current Liabilities	2,600	4,436
Long-Term Debt	8,482	9,513
Contingent Payment	117	168
Onerous Contract Provisions	613	37
Risk Management		20
Decommissioning Liabilities	875	1,029
Other Liabilities	158	136
Deferred Income Taxes	4,861	5,613
Total Liabilities	17,706	20,952
Shareholders’ Equity	17,468	19,981
Total Liabilities and Shareholders’ Equity	$ 35,174	$ 40,933